Supplementary Financial Information (Schedule Of Other Income And Deductions) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Information [Abstract]
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$ 1	$ 3	$ 4	$ 6	$ 12	$ 17	$ 23
Other				1	1	1	3
Total other income	1	3	4	7	13	18	26
Professional fees	5	4	7	7	14	10	3
SARs exercise (Note 10)						2	57
Other	2		5		1	3	4
Total other deductions	$ 7	$ 4	$ 12	$ 7	$ 15	$ 15	$ 64